Financial Liabilities (Non-Current and Current) - Summary of Composition and Drawdown of Committed Credit Lines Available (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Line Of Credit [line items]
Revolving Credit Facility	€ 5,000	€ 7,000
Revolving credit facility-expiring May 2019 [member]
Disclosure Of Detailed Information About Line Of Credit [line items]
Revolving Credit Facility		4,000
Revolving credit facility-expiring March 2020 [member]
Disclosure Of Detailed Information About Line Of Credit [line items]
Revolving Credit Facility		€ 3,000
Revolving credit facility expiring January 2023 [member]
Disclosure Of Detailed Information About Line Of Credit [line items]
Revolving Credit Facility	€ 5,000